Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Financial assets and liabilities

20.  Financial assets and liabilities

The Group’s net debt was as follows:

	At December 31,
	2023	2022
	$’m	$’m
Loan notes	3,277	3,231
Other borrowings	457	361
Net borrowings	3,734	3,592
Cash, cash equivalents and restricted cash	(443)	(555)
Derivative financial instruments used to hedge foreign currency and interest rate risk	21	—
Net debt	3,312	3,037

The Group’s net borrowings of $3,734 million (2022: $3,592 million) are classified as non-current liabilities of $3,640 million (2022: $3,524 million) and current liabilities of $94 million (2022: $68 million) in the consolidated statement of financial position at December 31, 2023.

At December 31, 2023, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	497	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	553	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	369	06-Aug-26	Revolving	–	–	369
Lease obligations	Various	–	Various	Amortizing	–	408	–
Other borrowings	Various	–	Rolling	Amortizing	–	54	–
Total borrowings						3,762	369
Deferred debt issue costs						(28)	–
Net borrowings						3,734	369
Cash, cash equivalents and restricted cash						(443)	443
Derivative financial instruments used to hedge foreign currency and interest rate risk						21	–
Net debt / available liquidity						3,312	812

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2022 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	480	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	533	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	415	06-Aug-26	Revolving	–	–	415
Lease obligations	Various	–	Various	Amortizing	–	327	–
Other borrowings	Various	–	Rolling	Amortizing	–	40	–
Total borrowings						3,630	415
Deferred debt issue costs						(38)	–
Net borrowings						3,592	415
Cash, cash equivalents and restricted cash						(555)	555
Net debt / available liquidity						3,037	970

The following table summarizes movement in the Group’s net debt:

	At December 31,
	2023	2022
	$’m	$’m
Net decrease/(increase) in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	112	(92)
Increase in net borrowings and derivative financial instruments	163	705
Increase in net debt	275	613
Net debt at January 1,	3,037	2,424
Net debt at December 31,	3,312	3,037
*	Includes exchange losses on cash, cash equivalents and restricted cash

The increase in net debt primarily includes proceeds from borrowings of $94 million (2022: $732 million), of which $15 million (2022: $23 million) was a non-cash transaction (a supplier credit arrangement in the Americas), a net increase in lease obligations of $81 million (2022: $145 million), a net decrease of deferred debt issue costs of $10 million (2022: decrease of $2 million), a decrease in cash, cash equivalents and restricted cash of $112 million (2022: increase of $92 million), foreign exchange losses of $37 million (2022: gains of $64 million), fair value losses on derivative financial instruments of $21 million (2022: $nil) and acquisition of borrowings of $3 million (2022: $nil) which is partly offset by repayments of borrowings of $83 million (2022: $110 million).

Maturity profile

The maturity profile of the Group’s total borrowings is as follows:

	At December 31,
	2023	2022
	$’m	$’m
Within one year or on demand	94	68
Between one and three years	175	100
Between three and five years	1,791	704
Greater than five years	1,702	2,758
Total borrowings	3,762	3,630
Deferred debt issue costs	(28)	(38)
Net borrowings	3,734	3,592

Included within total borrowings between three and five years and greater than five years is the Group’s Senior Secured Notes and Senior Notes of $3,300 million (2022: $3,263 million).

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities is as follows:

	At December 31,
	2023	2022
	$’m	$’m
Not later than one year	99	70
Later than one year and not later than five years	285	224
Later than five years	110	108
	494	402

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative	Trade
	Total	financial	and other
	borrowings	instruments	payables
At December 31, 2023	$’m	$’m	$’m
Within one year or on demand	244	32	1,240
Between one and three years	458	41	—
Between three and five years	1,994	11	—
Greater than five years	1,761	—	—

		Derivative	Trade
	Total	financial	and other
	borrowings	instruments	payables
At December 31, 2022	$’m	$’m	$’m
Within one year or on demand	210	40	1,227
Between one and three years	374	4	—
Between three and five years	947	12	—
Greater than five years	2,891	1	—

The carrying amount and fair value of the Group’s borrowings excluding lease obligations are as follows:

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2023	$'m	$'m	$'m	$'m
Loan notes	3,300	(23)	3,277	2,885
Other borrowings	54	(5)	49	54
	3,354	(28)	3,326	2,939

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2022	$'m	$'m	$'m	$'m
Loan notes	3,263	(32)	3,231	2,702
Other borrowings	40	(6)	34	40
	3,303	(38)	3,265	2,742

Earnout Shares Private and Public Warrants

Please refer to note 22 for further details about the recognition and measurement of the Earnout Shares as well as the Private and Public Warrants.

Financing activity

2023

Lease obligations at December 31, 2023 of $408 million (December 31, 2022: $327 million), primarily reflects $158 million of new lease liabilities and $5 million of foreign currency movements, partly offset by $78 million of principal repayments and $4 million of disposals of lease assets during the year ended December 31, 2023.

At December 31, 2023 the Group had no cash drawings on the Global Asset Based Loan facility, which has a maximum cash capacity available to draw down of $407 million, when sufficient working capital is available to fully collateralize the facility. In line with the seasonality of the Group's business, working capital collateralization limited the available borrowing base to $369 million at December 31, 2023.

2022

On June 8, 2022, the Group issued $600 million 6.000% Senior Secured Green Notes due 2027. Net proceeds from the issuance of the notes were used for general corporate purposes.

Lease obligations at December 31, 2022 of $327 million (December 31, 2021: $182 million), primarily reflects $204 million of new lease liabilities and foreign currency movements, partly offset by $59 million of principal repayments in the year ended December 31, 2022.

At December 31, 2022, the Group had $415 million available under the Global Asset Based Loan Facility. The amount increased from $325 million on September 27, 2022.

Effective interest rates

	2023		2022
	USD	EUR	USD	EUR
2.000% Senior Secured Green Notes due 2028	—	2.27%	—	2.27%
3.250% Senior Secured Green Notes due 2028	3.52%	—	3.52%	—
6.000% Senior Secured Green Notes due 2027	6.72%	—	6.70%	—
3.000% Senior Green Notes due 2029	—	3.25%	—	3.25%
4.000% Senior Green Notes due 2029	4.26%	—	4.26%	—

	2023	2022
	Various Currencies
Lease obligations	6.47%	5.02%

The carrying amounts of net borrowings are denominated in the following currencies.

	At December 31,
	2023	2022
	$’m	$’m
Euro	1,110	1,057
U.S. dollar	2,562	2,492
GBP	40	19
Other	22	24
	3,734	3,592

The Group has undrawn borrowing facilities expiring beyond one year at December 31, 2023, of $369 million (2022: $415 million).

Fair value methodology

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1 and Level 2 during the year.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green Notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan Facility and Other borrowings – the fair values of the borrowings in issue are based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Cross currency interest rate swaps (“CCIRS”) – the fair value of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(v)	Earnout Shares, Private and Public Warrants – the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.

Derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	10	51	436
Forward foreign exchange contracts	2	12	595
Cross currency interest rate swaps	—	21	300
At December 31, 2023	12	84	1,331

The fair value assets or liabilities at December 31, 2023, which have been transacted by the Ardagh Group is $nil.

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	29	34	522
Forward foreign exchange contracts	18	23	1,132
At December 31, 2022	47	57	1,654

Included in the fair value assets at December 31, 2022, is $12 million which have been transacted by the Ardagh Group.

Derivative instruments with a fair value of $nil (2022: $9 million) are classified as non-current assets and $12 million (2022: $38 million) as current assets in the consolidated statement of financial position at December 31, 2023. Derivative instruments with a fair value of $52 million (2022: $17 million) are classified as non-current liabilities and $32 million (2022: $40 million) as current liabilities in the consolidated statement of financial position at December 31, 2023.

All cash payments in relation to derivative instruments are paid or received when they mature.

The Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings. Certain derivative instruments have historically been entered into with external counterparties by the Ardagh Group on behalf of the Group and on the back of those related party derivatives between the Ardagh Group and the Group have been executed, the impact of which have been included in the consolidated financial statements.

Cross currency interest rate swaps

In the year ended December 31, 2023, the Group entered into a series of CCIRS, swapping $300 million into synthetic GBP debt. These CCIRS were designated as hedge accounting arrangements to hedge certain portions of its borrowings and interest thereon, and had a net liability position of $21 million at December 31, 2023.

Net investment hedges in foreign operations

The Group has designated $350 million (2022: $326 million) of its 6.000% Senior Secured Green Notes due 2027 as a net investment hedge. A gain of $11 million (2022: $7 million) was recognized in relation to this hedge in the consolidated statement of comprehensive income in the year ended December 31, 2023.

Commodity forward contracts

The Group hedges a portion of its anticipated metal and energy purchases. Excluding conversion and freight costs, the physical metal and energy deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month. Certain forward contracts are designated as cash flow hedges and the Group has determined the existence of an economic relationship between the hedged item and the hedging instrument based on common indices used. Ineffectiveness may arise if there are changes in the forecasted transaction in terms pricing, timing or quantities, or if there are changes in the credit risk of the Group or the counterparty. The Group applies a hedge ratio of 1:1.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. Certain forward contracts are designated as cash flow hedges and are set so to closely match the critical terms of the underlying cash flows. In hedges of forecasted foreign currency sales and purchases ineffectiveness may arise for similar reasons as outlined for commodity forward contracts.

The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.